Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash	$ 4,259,091	$ 3,887,910
Prepaid expenses and other current assets	181,805	220,845
Current assets held for sale	375,186	818,963
Total current assets	4,816,082	4,927,718
Noncurrent assets held for sale	441,395	702,438
TOTAL ASSETS	5,257,477	5,630,156
CURRENT LIABILITIES:
Accounts payable and accrued expenses	1,348,356	1,305,071
Current liabilities held for sale	1,040,776	1,286,689
TOTAL LIABILITIES	2,389,132	2,591,760
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Common stock, $0.0001 par value; 100,000,000 shares authorized, 4,061,882 and 1,633,394 issued and outstanding as of December 31, 2019 and 2018, respectively	406	163
Additional paid in capital	37,581,914	32,791,951
Accumulated deficit	(34,713,979)	(29,753,721)
TOTAL STOCKHOLDERS' EQUITY	2,868,345	3,038,396
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	5,257,477	5,630,156
Series Seed Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock value
TOTAL STOCKHOLDERS' EQUITY
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock value
TOTAL STOCKHOLDERS' EQUITY
Series H Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock value
TOTAL STOCKHOLDERS' EQUITY
Series H-1 Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
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Series H-2 Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
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Series H-3 Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
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Series H-4 Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock value	1	3
TOTAL STOCKHOLDERS' EQUITY	1	3
Series H-5 Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock value	3
TOTAL STOCKHOLDERS' EQUITY	$ 3